Inventories - Schedule of Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of inventories [line items]
Raw materials	€ 962	€ 949	€ 960
Work in process	3,692	3,802	3,482
Finished goods	2,162	2,141	2,074
Total	6,816	6,892	6,516
Gross value [Member]
Disclosure of inventories [line items]
Raw materials	1,041	1,053	1,050
Work in process	4,348	4,512	4,043
Finished goods	2,340	2,341	2,282
Total	7,729	7,906	7,375
Writedown [Member]
Disclosure of inventories [line items]
Raw materials	(79)	(104)	(90)
Work in process	(656)	(710)	(561)
Finished goods	(178)	(200)	(208)
Total	€ (913)	€ (1,014)	€ (859)